Summary of Significant Accounting Policies: Cash and Cash Equivalents Policy (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Cash and Cash Equivalents Policy	(d) Cash and Cash Equivalents The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.